Restatement of Interim Financial Information (Details) - Schedule of condensed statement of operations	3 Months Ended
Mar. 31, 2021 $ / shares shares
As Previously Reported [Member]
Condensed Income Statements, Captions [Line Items]
Basic and diluted weighted average common stock outstanding, common stock subject to possible redemption	25,098,791
Basic and diluted weighted average common stock outstanding, Non-redeemable common stock	13,234,542
Basic and diluted net loss per common stock, Non-redeemable common stock (in Dollars per share) | $ / shares	$ (0.73)
Adjustments [Member]
Condensed Income Statements, Captions [Line Items]
Basic and diluted weighted average common stock outstanding, common stock subject to possible redemption	1,476,894
Basic and diluted weighted average common stock outstanding, Non-redeemable common stock	(1,476,894)
Basic and diluted net loss per common stock, Non-redeemable common stock (in Dollars per share) | $ / shares	$ (0.09)
As Restated [Member]
Condensed Income Statements, Captions [Line Items]
Basic and diluted weighted average common stock outstanding, common stock subject to possible redemption	26,575,685
Basic and diluted weighted average common stock outstanding, Non-redeemable common stock	11,757,648
Basic and diluted net loss per common stock, Non-redeemable common stock (in Dollars per share) | $ / shares	$ (0.82)